BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues from continuing operations:
Revenues from operations	$ 8,029,962	$ 1,847,583	$ 1,933,407	$ 1,735,118	$ 1,613,600	$ 1,059,348	$ 2,400,125	$ 880,262	$ 1,339,411	$ 10,141,761	$ 5,276,375	$ 7,129,708	$ 5,679,146	$ 5,414,279
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	5,435,978		131,549							1,619,511	175,097		(719,387)	(2,320,791)
General and administrative expenses:
General and administrative expense	599,473		433,303							1,574,795	1,402,391	1,881,691	1,791,381	2,438,220
Interest and other income, net:
Interest and other income, net	44		150							2,330	3,091	3,315	11,259	21,591
Interest expense:
Interest expense	254,513		262,585							770,479	861,795	1,128,087	1,415,031	1,261,339
Gain (loss) from continuing operations before income taxes	4,582,036		(564,189)							(723,433)	(2,085,998)	(2,486,912)	(3,914,540)	(5,998,759)
Total Assets	47,190,460	50,571,492				65,105,709				47,190,460		50,571,492	65,105,709	70,257,390
Depreciation and amortization										856,910		1,227,002	1,354,830	1,341,774
Capital expenditures										78,910	100,316	93,481	429,557	1,542,999
Discontinued Operations
Interest expense:
Total Assets	166,682	166,682								166,682		166,682
Depreciation and amortization										0		1,666
Capital expenditures										0		0
Real estate management/rental operations
Revenues from continuing operations:
Revenues from operations	719,738		710,079							2,078,668	2,062,956		2,806,476	2,875,266
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	273,368		222,619							668,556	594,459		825,152	734,681
General and administrative expenses:
General and administrative expense	53,732		159,138							322,772	548,307		885,251	1,286,717
Interest and other income, net:
Interest and other income, net	2		41							455	1,145		9,277	9,739
Interest expense:
Interest expense	232,830		236,452							697,419	706,889		1,085,769	1,042,795
Total Assets	26,763,530	26,125,839				20,629,423				26,763,530		26,125,839	20,629,423	24,216,702
Depreciation and amortization										584,544		804,900	623,470	676,042
Capital expenditures										5,028		24,579	761	1,462,552
Land resource management
Revenues from continuing operations:
Revenues from operations	7,310,224		1,223,328							8,063,093	3,213,419		2,872,670	2,557,013
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	5,162,610		(91,070)							950,955	(419,362)		(1,544,539)	(3,055,472)
General and administrative expenses:
General and administrative expense	545,741		274,165							1,252,023	854,084		906,130	1,151,503
Interest and other income, net:
Interest and other income, net	42		109							1,875	1,946		1,982	11,852
Interest expense:
Interest expense	21,683		26,133							73,060	154,906		329,262	218,544
Total Assets	20,163,939	23,990,608				33,251,319				20,163,939		23,990,608	33,251,319	33,186,415
Depreciation and amortization										243,813		342,580	382,559	381,607
Capital expenditures										3,375		9,617	225,105	73,084
Other Corporate
Interest expense:
Total Assets	96,309	288,363				222,697				96,309		288,363	222,697	322,144
Depreciation and amortization										28,553		77,856	109,991	89,714
Capital expenditures										70,507		59,285	203,691	7,363
Discontinued operations
Interest expense:
Total Assets						11,002,270							11,002,270	12,532,129
Depreciation and amortization													238,810	194,411
Capital expenditures													$ 0	$ 0